Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Shares
Beginning balance, amount	$ 17,620,625
Shares issued for debt (Note 9)		$ 170,111
Ending balance, amount	$ 17,620,625	$ 17,620,625
Share Capital
Common Shares
Beginning balance, shares	409,143,765
Issued pursuant to rights offering, shares	376,333,540
Issued for debt, shares	75,605,066
Ending balance, shares	861,082,371	409,143,765
Beginning balance, amount	$ 16,732,397
Issued pursuant to rights offering, amount	718,117
Shares issued for debt (Note 9)	170,111	$ 170,111
Ending balance, amount	$ 17,620,625	$ 16,732,397